NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended				12 Months Ended
	Oct. 15, 2020	Feb. 04, 2019	Nov. 24, 2020	Jun. 17, 2020	Dec. 19, 2019	Aug. 21, 2019	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Loss for the year							$ (7,128)	$ (16,776)	$ (41,024)
Cash used in operating activities							(3,120)	(4,952)	(23,358)
Working capital deficit							2,400
Proceeds from issuance of equity		$ 4,160		$ 1,700	$ 4,000	$ 10,400	$ 5,705	$ 25,024	$ 19,882
Subsequent Events [Member] | HCI [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Proceeds from issuance of equity	$ 2,500
Subsequent Events [Member] | At-The-Market-Offering-Sales-Agreement [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Proceeds from issuance of equity			$ 10,000
Waterberg JV Co. [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Effective ownership proportion after combined ownership of Mnombo's ownership portion with Platinum Group Metals (RSA) (Pty) Ltd							63.05%
Sprott Loan Facility [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Borrowings							$ 20,000